CAPITAL DISCLOSURES (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2021	Mar. 31, 2021
Capital Disclosures
Payables and accrued expenses	$ 800	$ 1,900
Current assets	28,645	4,946
Equity attributable to owners of parent	$ 127,140	$ 101,449